Non-current and current financial debts	6 Months Ended
Jun. 30, 2024
Disclosure Of Borrowings [Abstract]
Non-current and current financial debts	Non-current and current financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2024 and December 31, 2023.

($ millions)	June 30, 2024	December 31, 2023
Non-current financial debts
Local facilities (Japan), floating rate debt due 2025(1)	—	110
2.750% Series 2026 Notes	498	498
2.375% Series 2028 Notes	531	549
3.000% Series 2029 Notes	995	994
2.600% Series 2030 Notes	746	746
5.375% Series 2032 Notes	693	693
3.800% Series 2049 Notes	495	494
5.750% Series 2052 Notes	592	592
Revolving facility, floating rate due 2028	—	—
Total non-current financial debts	4,550	4,676

Current financial debts
Local facilities, floating rate:
Japan(1)	74	—
All others	50	48
Other short-term financial debts, floating rate	12	5
Derivatives	1	10
Total current financial debts	137	63
Total financial debts	4,687	4,739
(1)     As described in Note 1, Alcon adopted Amendments to IAS 1, Presentation of Financial Statements, effective January 1, 2024, resulting in retrospective reclassification of certain financial debts from current to non-current.
Interest expense recognized for Financial debts, excluding lease liabilities, was $43 million and $83 million for the three and six months ended June 30, 2024, respectively, and $40 million and $81 million for the three and six months ended June 30, 2023, respectively.
Revolving credit facility
The $1.32 billion Revolving Credit Facility remained undrawn as of June 30, 2024.